UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR
ASSET-BACKED SECURITIES
Amendment No. 1
Commission File Number of the issuing entity: 333-258040-01
Central Index Key Number of the issuing entity: 0001900656
Ford Credit Auto Owner Trust 2022-A
(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-258040
Central Index Key Number of the depositor: 0001129987
Ford Credit Auto Receivables Two LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000038009
Ford Motor Credit Company LLC
(Exact name of sponsor as specified in its charter)

Ryan M. Hershberger, Phone: 313-594-3495
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM
Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).
Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXPLANATORY NOTE

This Amendment No. 1 to the Form ABS-EE filed by Ford Credit Auto Owner Trust 2022-A, the issuing entity, with the Securities and Exchange Commission on September 18, 2025, amends and restates the initial filing in its entirety to correct the date of the signature on such filing.

EXHIBIT INDEX

Exhibit	Description
102	Asset Data File
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Ford Credit Auto Owner Trust 2022-A
(Issuing Entity)

Date: September 18th, 2025	By: Ford Motor Credit Company LLC
(Servicer)

By: /s/ Ryan M. Hershberger
Name: Ryan M. Hershberger
Title: Assistant Treasurer